PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure
Contributions expected to be made in next fiscal year	$ 32
Estimated future benefit payments for funded and unfunded plans
2019	501
2020	509
2021	519
2022	525
2023	535
2024-2028	$ 2,767
Assumed health care cost trend rates
Health care cost trend rate assumed for the next year (as a percent)	7.00%	7.00%
Rate at which the cost trend rate is assumed to decline, the ultimate trend rate (as a percent)	5.00%	5.00%
Year in which the rate reaches the ultimate trend rate	2023	2022
Pension benefits
Estimated future benefit payments for funded and unfunded plans
2019	$ 439
2020	448
2021	460
2022	468
2023	480
2024-2028	2,517
Other benefits
Estimated future benefit payments for funded and unfunded plans
2019	62
2020	61
2021	59
2022	57
2023	55
2024-2028	250
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2019-2023	3
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2024-2028	$ 2